Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other provisions, contingent liabilities and contingent assets [Abstract]
Summary of Provisions

	Self- insured liabilities $	Claims $	Onerous contracts $	Expected project losses $	Lease restoration $	Total $
Balance, beginning of the year	80.1	15.4	0.4	4.8	12.3	113.0
Current year provisions	32.3	7.2	4.8	0.7	1.8	46.8
Acquisitions	—	0.1	—	—	0.1	0.2
Paid or otherwise settled	(14.2)	(8.8)	(0.5)	(3.9)	(2.1)	(29.5)
Impact of foreign exchange	(2.4)	(0.1)	0.1	—	0.1	(2.3)
	95.8	13.8	4.8	1.6	12.2	128.2
Less current portion	5.6	10.4	1.4	1.6	1.5	20.5
Long-term portion	90.2	3.4	3.4	—	10.7	107.7